Product Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2016	Jun. 28, 2015	Jun. 29, 2014
Product Information [Line Items]
Net Sales	$ 401,419	$ 411,475	$ 348,419
Keys & Locksets
Product Information [Line Items]
Net Sales	113,765	114,287	115,379
Power Access
Product Information [Line Items]
Net Sales	83,747	68,078	60,141
Door Handles & Exterior Trim
Product Information [Line Items]
Net Sales	61,376	60,864	48,034
Driver Controls
Product Information [Line Items]
Net Sales	55,955	57,894	53,729
Aftermarket & OE Service
Product Information [Line Items]
Net Sales	48,200	78,717	49,586
Latches
Product Information [Line Items]
Net Sales	28,023	24,320	14,664
Other
Product Information [Line Items]
Net Sales	$ 10,353	$ 7,315	$ 6,886
Sales | Product Concentration Risk
Product Information [Line Items]
Percentage of Net Sales	100.00%	100.00%	100.00%
Sales | Keys & Locksets | Product Concentration Risk
Product Information [Line Items]
Percentage of Net Sales	28.00%	28.00%	33.00%
Sales | Power Access | Product Concentration Risk
Product Information [Line Items]
Percentage of Net Sales	21.00%	16.00%	17.00%
Sales | Door Handles & Exterior Trim | Product Concentration Risk
Product Information [Line Items]
Percentage of Net Sales	15.00%	15.00%	14.00%
Sales | Driver Controls | Product Concentration Risk
Product Information [Line Items]
Percentage of Net Sales	14.00%	14.00%	16.00%
Sales | Aftermarket & OE Service | Product Concentration Risk
Product Information [Line Items]
Percentage of Net Sales	12.00%	19.00%	14.00%
Sales | Latches | Product Concentration Risk
Product Information [Line Items]
Percentage of Net Sales	7.00%	6.00%	4.00%
Sales | Other | Product Concentration Risk
Product Information [Line Items]
Percentage of Net Sales	3.00%	2.00%	2.00%